UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21519

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 103.0%

Security	Shares	Value
Aerospace & Defense — 1.0%
CAE, Inc.	215,663	$3,655,070

		$3,655,070

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	46,664	$3,061,158

		$3,061,158

Auto Components — 1.4%
Goodyear Tire & Rubber Co. (The)(1)	153,428	$4,834,516

		$4,834,516

Automobiles — 0.8%
Peugeot SA	125,681	$2,703,490

		$2,703,490

Banks — 11.0%
BNP Paribas SA(1)	82,929	$6,426,637
ING Groep NV(1)	250,745	4,684,878
JPMorgan Chase & Co.(1)	85,082	7,810,528
KBC Group NV	48,892	4,042,099
Mitsubishi UFJ Financial Group, Inc.(1)	776,500	4,926,201
PNC Financial Services Group, Inc. (The)(1)	32,840	4,229,792
Wells Fargo & Co.(1)	128,567	6,934,904

		$39,055,039

Beverages — 3.3%
Anheuser-Busch InBev SA/NV(1)	30,476	$3,676,395
Constellation Brands, Inc., Class A(1)	22,859	4,419,788
Diageo PLC(1)	113,135	3,653,916

		$11,750,099

Biotechnology — 2.4%
BioMarin Pharmaceutical, Inc.(1)(2)	13,894	$1,218,921
Celgene Corp.(1)(2)	30,221	4,092,225
Shire PLC ADR(1)	20,020	3,354,151

		$8,665,297

Building Products — 1.3%
Assa Abloy AB, Class B(1)	210,133	$4,501,667

		$4,501,667

Capital Markets — 1.2%
Credit Suisse Group AG	226,981	$3,489,080
Credit Suisse Group AG(3)	42,266	649,699

		$4,138,779

Security	Shares	Value
Chemicals — 3.7%
Arkema SA	28,218	$3,212,207
BASF SE	17,434	1,659,716
Ecolab, Inc.	25,685	3,381,944
Novozymes A/S, Class B	40,095	1,851,404
PPG Industries, Inc.(1)	27,082	2,850,380

		$12,955,651

Commercial Services & Supplies — 1.2%
Brambles, Ltd.(1)	555,181	$4,104,883

		$4,104,883

Containers & Packaging — 1.5%
Sealed Air Corp.(1)	122,727	$5,339,852

		$5,339,852

Diversified Financial Services — 0.3%
ORIX Corp.	58,086	$921,733

		$921,733

Diversified Telecommunication Services — 2.0%
Nippon Telegraph & Telephone Corp.(1)	146,949	$7,191,418

		$7,191,418

Electric Utilities — 2.3%
American Electric Power Co., Inc.(1)	46,011	$3,245,616
NextEra Energy, Inc.(1)	33,472	4,889,924

		$8,135,540

Electrical Equipment — 3.0%
Legrand SA(1)	44,800	$3,094,676
Melrose Industries PLC(1)	1,675,880	5,138,280
Zhuzhou CRRC Times Electric Co., Ltd., Class H	517,053	2,459,854

		$10,692,810

Electronic Equipment, Instruments & Components — 2.6%
CDW Corp.(1)	85,622	$5,431,003
Keyence Corp.	8,066	3,725,800

		$9,156,803

Energy Equipment & Services — 1.2%
Halliburton Co.(1)	96,513	$4,096,012

		$4,096,012

Equity Real Estate Investment Trusts (REITs) — 3.4%
American Tower Corp.(1)	31,416	$4,282,943
Equity Residential(1)	65,343	4,447,245
Simon Property Group, Inc.	20,999	3,328,341

		$12,058,529

Food Products — 0.5%
Pinnacle Foods, Inc.(1)	31,056	$1,844,105

		$1,844,105

Health Care Equipment & Supplies — 1.0%
ConvaTec Group PLC(2)(4)	428,206	$1,754,997
Edwards Lifesciences Corp.(1)(2)	14,730	1,696,601

		$3,451,598

Security	Shares	Value
Household Durables — 1.7%
Newell Brands, Inc.(1)	114,159	$6,018,462

		$6,018,462

Household Products — 1.1%
Reckitt Benckiser Group PLC(1)	38,767	$3,769,211

		$3,769,211

Insurance — 6.1%
AIA Group, Ltd.(1)	622,703	$4,897,874
Chubb, Ltd.(1)	42,666	6,248,862
Prudential PLC(1)	234,638	5,725,282
St. James’s Place PLC(1)	294,574	4,731,552

		$21,603,570

Internet & Direct Marketing Retail — 1.9%
Amazon.com, Inc.(1)(2)	6,915	$6,830,499

		$6,830,499

Internet Software & Services — 5.5%
Alphabet, Inc., Class C(1)(2)	13,308	$12,383,094
Facebook, Inc., Class A(1)(2)	41,785	7,072,111

		$19,455,205

IT Services — 1.8%
Visa, Inc., Class A(1)	62,732	$6,245,598

		$6,245,598

Machinery — 2.3%
Fortive Corp.(1)	66,813	$4,325,473
Komatsu, Ltd.	136,941	3,672,420

		$7,997,893

Media — 2.7%
Interpublic Group of Cos., Inc.(1)	336,895	$7,280,301
Toho Co., Ltd.	62,326	2,246,068

		$9,526,369

Metals & Mining — 0.8%
Rio Tinto, Ltd.	51,708	$2,725,812

		$2,725,812

Multi-Utilities — 0.5%
National Grid PLC(1)	87,303	$1,080,276
Sempra Energy(1)	7,266	821,131

		$1,901,407

Oil, Gas & Consumable Fuels — 5.0%
ConocoPhillips	64,070	$2,906,856
Exxon Mobil Corp.(1)	39,590	3,168,784
Pioneer Natural Resources Co.	17,795	2,902,364
Royal Dutch Shell PLC, Class B(1)	224,944	6,408,139
Seven Generations Energy, Ltd., Class A(2)	139,439	2,423,616

		$17,809,759

Security	Shares	Value
Personal Products — 2.7%
Estee Lauder Cos., Inc. (The), Class A(1)	39,802	$3,940,000
Unilever PLC(1)	100,299	5,720,324

		$9,660,324

Pharmaceuticals — 8.8%
Allergan PLC(1)	21,031	$5,306,752
Eli Lilly & Co.(1)	56,552	4,674,588
Johnson & Johnson(1)	73,712	9,783,057
Novo Nordisk A/S, Class B(1)	81,553	3,468,401
Roche Holding AG PC(1)	15,695	3,973,492
Zoetis, Inc.(1)	61,344	3,835,227

		$31,041,517

Professional Services — 1.5%
Verisk Analytics, Inc.(1)(2)	62,236	$5,430,713

		$5,430,713

Road & Rail — 1.1%
CSX Corp.(1)	76,262	$3,762,767

		$3,762,767

Semiconductors & Semiconductor Equipment — 3.7%
ASML Holding NV(1)	38,439	$5,796,643
NXP Semiconductors NV(2)	3,959	436,796
Renesas Electronics Corp.(2)	25,737	241,453
Sumco Corp.	205,348	3,323,373
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	90,382	3,250,137

		$13,048,402

Software — 0.4%
Microsoft Corp.(1)	20,851	$1,515,868

		$1,515,868

Specialty Retail — 2.6%
Advance Auto Parts, Inc.(1)	11,466	$1,284,306
Industria de Diseno Textil SA	96,973	3,849,284
Lowe’s Cos., Inc.(1)	54,300	4,202,820

		$9,336,410

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.(1)	12,873	$1,914,601
HP, Inc.	124,337	2,374,837

		$4,289,438

Textiles, Apparel & Luxury Goods — 2.6%
Lululemon Athletica, Inc.(2)	32,740	$2,018,094
LVMH Moet Hennessy Louis Vuitton SE(1)	12,767	3,206,924
Pandora A/S(1)	33,952	3,907,487

		$9,132,505

Tobacco — 0.7%
Altria Group, Inc.(1)	39,943	$2,595,097

		$2,595,097

Trading Companies & Distributors — 2.0%
Brenntag AG	64,150	$3,635,199
MISUMI Group, Inc.	138,173	3,426,664

		$7,061,863

Security	Shares	Value
Wireless Telecommunication Services — 0.3%
Vodafone Group PLC	359,818	$1,054,754

		$1,054,754

Total Common Stocks (identified cost $297,987,809)		$364,127,492

Preferred Stocks — 12.3%

Security	Shares	Value
Banks — 5.4%
AgriBank FCB, 6.875% to 1/1/24(5)	16,581	$1,841,010
CoBank ACB, Series F, 6.25% to 10/1/22(4)(5)	16,600	1,743,519
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(5)	2,500	273,750
Farm Credit Bank of Texas, Series 1, 10.00%(4)	906	1,113,814
First Tennessee Bank NA, 3.75%(4)(6)	840	655,489
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	960	1,387,200
IBERIABANK Corp., Series C, 6.60% to 5/1/26(5)	35,990	1,000,162
KeyCorp, Series E, 6.125% to 12/15/26(5)	53,060	1,561,556
Regions Financial Corp., Series A, 6.375%	40,920	1,054,508
SunTrust Banks, Inc., Series E, 5.875%	58,779	1,510,620
Texas Capital Bancshares, Inc., 6.50%	67,865	1,725,807
Texas Capital Bancshares, Inc., Series A, 6.50%	6,900	176,088
Webster Financial Corp., Series E, 6.40%	55,731	1,430,615
Wells Fargo & Co., Series L, 7.50% (Convertible)	2,672	3,547,080

		$19,021,218

Capital Markets — 1.0%
KKR & Co., LP, Series A, 6.75%	17,247	$474,120
Legg Mason, Inc., 5.45%	34,875	868,736
State Street Corp., Series D, 5.90% to 3/15/24(5)	13,771	393,162
State Street Corp., Series G, 5.35% to 3/15/26(5)	67,800	1,887,552

		$3,623,570

Consumer Finance — 0.8%
Capital One Financial Corp., Series C, 6.25%	81,350	$2,151,708
Capital One Financial Corp., Series H, 6.00%	29,650	788,690

		$2,940,398

Diversified Financial Services — 0.3%
KKR Financial Holdings, LLC, Series A, 7.375%	37,254	$958,545

		$958,545

Electric Utilities — 1.7%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	83,896	$2,139,348
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	19,531	495,111
SCE Trust VI, 5.00%	77,525	1,988,516
Southern Co. (The), 6.25%	53,497	1,454,049

		$6,077,024

Equity Real Estate Investment Trusts (REITs) — 0.7%
CBL & Associates Properties, Inc., Series D, 7.375%	38,975	$935,790
DDR Corp., Series J, 6.50%	26,175	664,583
DDR Corp., Series K, 6.25%	1,375	35,056
Vornado Realty Trust, Series K, 5.70%	25,220	639,831

		$2,275,260

Security	Shares	Value
Food Products — 0.8%
Dairy Farmers of America, Inc., 7.875%(4)	22,100	$2,364,011
Ocean Spray Cranberries, Inc., 6.25%(4)	6,085	563,623

		$2,927,634

Insurance — 0.1%
PartnerRe, Ltd., Series I, 5.875%	17,096	$445,522

		$445,522

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	29,109	$741,115

		$741,115

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	17,395	$445,486

		$445,486

Oil, Gas & Consumable Fuels — 1.0%
NuStar Energy, LP, Series B, 7.625% to 6/15/22(5)	128,725	$3,310,807

		$3,310,807

Thrifts & Mortgage Finance — 0.2%
Elmira Savings Bank, 8.998% to 12/31/17(5)	825	$775,500

		$775,500

Total Preferred Stocks (identified cost $40,497,462)		$43,542,079

Corporate Bonds & Notes — 14.2%

Security	Principal Amount (000’s omitted)	Value
Airlines — 0.1%
Latam Finance, Ltd., 6.875%, 4/11/24(4)	$435	$447,180

		$447,180

Banks — 7.7%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(4)(5)(7)	$240	$269,005
Banco do Brasil SA, 6.25% to 4/15/24(4)(5)(7)	2,645	2,291,231
Banco Mercantil del Norte SA, 7.625% to 1/6/28(4)(5)(7)	395	416,844
Banco Santander SA, 6.375% to 5/19/19(5)(7)(8)	1,400	1,440,439
Bank of America Corp., Series AA, 6.10% to 3/17/25(5)(7)	2,270	2,505,512
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(4)(5)	1,081	1,105,322
Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(7)	990	1,080,338
Credit Agricole SA, 7.875% to 1/23/24(4)(5)(7)	781	883,018
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)(7)	905	1,000,025
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(5)(7)	3,641	3,819,409
Lloyds Banking Group PLC, 6.657% to 5/21/37(4)(5)(7)	457	523,265
Lloyds Banking Group PLC, 7.50% to 6/27/24(5)(7)	2,477	2,761,855
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(5)(7)	440	456,500
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(5)(7)	1,460	1,601,445
Standard Chartered PLC, 7.014% to 7/30/37(4)(5)(7)	1,337	1,537,550
Standard Chartered PLC, 7.75% to 4/2/23(4)(5)(7)	1,765	1,941,500
UniCredit SpA, 8.00% to 6/3/24(5)(7)(8)	2,222	2,369,130
Zions Bancorporation, Series I, 5.80% to 9/15/23(5)(7)	220	219,452
Zions Bancorporation, Series J, 7.20% to 9/15/23(5)(7)	844	936,840

		$27,158,680

Security	Principal Amount (000’s omitted)	Value
Capital Markets — 1.5%
Banco BTG Pactual SA, 5.75%, 9/28/22(4)	$968	$860,552
Goldman Sachs Group, Inc. (The), Series M, 5.375% to 5/10/20(5)(7)	1,640	1,724,050
UBS Group AG, 6.875% to 8/7/25(5)(7)(8)	2,421	2,659,577

		$5,244,179

Diversified Financial Services — 0.5%
Cadence Financial Corp., 4.875%, 6/28/19(4)	$1,220	$1,244,400
Textron Financial Corp., 2.917%, 2/15/67(4)(6)	553	488,023

		$1,732,423

Electric Utilities — 2.6%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(4)(5)	$1,936	$2,083,620
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	2,250	2,576,250
Enel SpA, 8.75% to 9/24/23, 9/24/73(4)(5)	2,210	2,668,575
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(5)	1,600	1,708,176

		$9,036,621

Energy Equipment & Services — 0.0%(9)
Abengoa Finance S.A.U., 7.75%, 2/1/20(4)(10)	$1,338	$20,070

		$20,070

Food Products — 0.7%
JBS Investments GmbH, 7.75%, 10/28/20(4)	$240	$240,300
Land O’ Lakes, Inc., 8.00%(4)(7)	2,103	2,334,330

		$2,574,630

Metals & Mining — 0.5%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(4)(5)	$1,634	$1,879,100

		$1,879,100

Multi-Utilities — 0.1%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(5)	$275	$300,094

		$300,094

Oil, Gas & Consumable Fuels — 0.3%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(4)(5)(7)(10)	$2,053	$71,855
Petrobras Global Finance BV, 6.125%, 1/17/22	895	943,106

		$1,014,961

Thrifts & Mortgage Finance — 0.2%
Flagstar Bancorp, Inc., 6.125%, 7/15/21	$570	$609,840

		$609,840

Total Corporate Bonds & Notes (identified cost $49,015,204)		$50,017,778

Exchange-Traded Funds — 2.6%

Security	Shares	Value
Equity Funds — 2.6%
First Trust Preferred Securities and Income ETF	264,930	$5,340,989
iShares U.S. Preferred Stock ETF	94,065	3,692,051

		$9,033,040

Total Exchange-Traded Funds (identified cost $8,978,507)		$9,033,040

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(11)	4,710,437	$4,711,379

Total Short-Term Investments (identified cost $4,711,379)		$4,711,379

Total Investments — 133.4% (identified cost $401,190,361)		$471,431,768

Other Assets, Less Liabilities — (33.4)%		$(118,050,120)

Net Assets — 100.0%		$353,381,648

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $29,774,943 or 8.4% of the Fund’s net assets.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $6,469,146 or 1.8% of the Fund’s net assets.

(9)	Amount is less than 0.05%.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $40,610.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	57.3%	$269,867,136
United Kingdom	9.3	43,720,019
Japan	6.3	29,675,130
France	4.1	19,526,952
Netherlands	3.7	17,326,456
Switzerland	2.4	11,217,370

Country	Percentage of Total Investments	Value
Denmark	2.0%	$9,227,292
Canada	1.8	8,654,936
Belgium	1.6	7,718,494
Australia	1.3	6,252,988
Brazil	1.2	5,512,366
Spain	1.1	5,309,793
Germany	1.1	5,294,915
Italy	1.1	5,037,705
Hong Kong	1.0	4,897,874
Sweden	1.0	4,501,667
Taiwan	0.7	3,250,137
Chile	0.5	2,530,800
China	0.5	2,459,854
Mexico	0.1	416,844
Exchange-Traded Funds	1.9	9,033,040

Total Investments	100.0%	$471,431,768

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Fund did not have any open financial instruments at July 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$402,319,419

Gross unrealized appreciation	$75,675,966
Gross unrealized depreciation	(6,563,617)

Net unrealized appreciation	$69,112,349

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$32,468,998	$15,913,253		$—	$48,382,251
Consumer Staples	12,798,990	16,819,846		—	29,618,836
Energy	15,497,632	6,408,139		—	21,905,771
Financials	25,224,086	40,495,035		—	65,719,121
Health Care	33,961,522	9,196,890		—	43,158,412
Industrials	20,235,181	30,033,643		—	50,268,824
Information Technology	40,624,045	13,087,269		—	53,711,314
Materials	11,572,176	9,449,139		—	21,021,315
Real Estate	12,058,529	—		—	12,058,529
Telecommunication Services	—	8,246,172		—	8,246,172
Utilities	8,956,671	1,080,276		—	10,036,947
Total Common Stocks	$213,397,830	$150,729,662	*	$—	$364,127,492
Preferred Stocks
Consumer Staples	$—	$2,927,634		$—	$2,927,634
Energy	3,310,807	—		—	3,310,807
Financials	21,361,671	6,403,082		—	27,764,753
Industrials	741,115	—		—	741,115
Real Estate	2,275,260	—		—	2,275,260
Utilities	6,522,510	—		—	6,522,510
Total Preferred Stocks	$34,211,363	$9,330,716		$—	$43,542,079
Corporate Bonds & Notes	$—	$50,017,778		$—	$50,017,778
Exchange-Traded Funds	9,033,040	—		—	9,033,040
Short-Term Investments	—	4,711,379		—	4,711,379
Total Investments	$256,642,233	$214,789,535		$—	$471,431,768

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017